HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Investment properties	$300	$8,037
Property, plant and equipment	—	1,749
Equity accounted investments	276	—
Accounts receivables and other assets	—	724
Assets held for sale	576	10,510
Debt obligations	—	3,006
Accounts payable and other liabilities	—	76
Liabilities associated with assets held for sale	$—	$3,082

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning of year	$10,510	$588
Reclassification to/(from) assets held for sale, net	1,208	12,561
Disposals	(11,110)	(2,610)
Fair value adjustments	261	—
Foreign currency translation	(290)	(57)
Other	(3)	28
Assets held for sale	$576	$10,510